UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM 24F-2
                      Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form. Please print or type.


1.	Name and address of issuer:

        Van Kampen Series Fund, Inc.
	1 Parkview Plaza
	P.O. Box 5555
        Oakbrook Terrace, IL 60181

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
        list series or classes):                [X]

3.	Investment Company Act File Number: 811-7140

	Securities Act File Number: 33-51294

4(a)    Last day of fiscal year for which this form is filed:

        6/30/01

4(b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

        Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) [ ] Check box if this is the last time the issuer will be filing this Form.

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5.	Calculation of registration fee:

(i)	 Aggregate sale price of securities sold during the
	 fiscal year pursuant to section 24(f):..$  2,181,102,715.34

(ii)	 Aggregate price of securities redeemed or
	 Repurchased during the fiscal year:.....$  2,068,583,725.00

(iii)    Aggregate price of securities redeemed or
	 repurchased during any prior fiscal year
	 ending no earlier than October 11, 1995
	 that were not previously used to reduce
	 registration fees payable to the Commission:
	 Redemption Credits FYE 6/30/00......... $      	0.00

(iv)     Total available redemption credits
         [add Items 5(ii) and 5(iii)]:...........$  2,068,583,725.00

(v)	 Net sales - if Item 5(i) is greater
	 than Item 5(iv) [subtract Item 5(iv) from
         Item 5(i)]:.............................$    112,518,990.34


(vi)	 Redemption credits available for use in
         future years-if Item 5(i) is less than
         Item 5(iv) [subtract Item 5(iv) from
         Item 5(i)]:.............................$             (0.00)

(vii)    Multiplier for determining registration fee
	 (See Instruction C.9):..................x	    0.000250

(viii)   Registration fee due [multiply Item 5(v)
         by Item 5(vii)] (enter "0" if no fee
         is due):...............................=$	   28,129.75

6.	 Prepaid Shares

 	 If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
         (number of shares or other units) deducted here: ____0____.
	 If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____0____.

7.	 Interest due - if this Form is being filed more than 90 days
	 after the end of the issuer's fiscal year (see Instruction
     	 D):	 			         +$              0.00

8.	 Total of the amount of the registration fee due plus any
         interest due [line 5(viii) plus line 7]:=$         28,129.75

9.	Date the registration fee and any interest payment was sent
        to the Commission's lockbox depository:

        Date:  September 14, 2001

	Method of Delivery:

	[X]	Wire Transfer
	[ ]	Mail or other means

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                        SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By  (Signature and Title)*	/s/ BELINDA BRADY
	 			Belinda Brady, Assistant Treasurer

Date: September 14, 2001

*Please print the name and title of the signing officer below the signature.